                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

                                                                 SUPP-MOCAMS510

    MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

        American Funds Bond Portfolio (Class C)
        American Funds Growth Portfolio (Class C)
        American Funds International Portfolio (Class C)
        BlackRock High Yield Portfolio
        Clarion Global Real Estate Portfolio
        Goldman Sachs Mid Cap Value Portfolio
        Harris Oakmark International Portfolio
        Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth Portfolio)
        Janus Forty Portfolio
        Lazard Mid Cap Portfolio
        Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
          Partners Aggressive Growth Portfolio)
        Legg Mason Value Equity Portfolio
        Loomis Sayles Global Markets Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        Lord Abbett Mid Cap Value Portfolio
        Met/Eaton Vance Floating Rate Portfolio
        Met/Franklin Mutual Shares Portfolio
        MFS(R) Emerging Markets Equity Portfolio
        MFS(R) Research International Portfolio
        PIMCO Inflation Protected Bond Portfolio
        PIMCO Total Return Portfolio
        Pioneer Fund Portfolio
        Pioneer Strategic Income Portfolio (Class E)
        Rainier Large Cap Equity Portfolio
        RCM Technology Portfolio
        T. Rowe Price Mid Cap Growth Portfolio
        Third Avenue Small Cap Value Portfolio
        Turner Mid Cap Growth Portfolio
        Van Kampen Comstock Portfolio

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Barclays Capital Aggregate Bond Index Portfolio (Class G)
        BlackRock Money Market Portfolio (Class B)
        Davis Venture Value Portfolio (Class E)
        Jennison Growth Portfolio (Class B)
        Met/Artisan Mid Cap Value Portfolio (Class B)
        Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
        MetLife Stock Index Portfolio (Class B)
        Morgan Stanley EAFE(R) Index Portfolio (Class G)
        Russell 2000(R) Index Portfolio (Class G)
        Western Asset Management U.S. Government Portfolio (Class B)

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

        MetLife Defensive Strategy Portfolio
        MetLife Moderate Strategy Portfolio
        MetLife Balanced Strategy Portfolio
        MetLife Growth Strategy Portfolio
        MetLife Aggressive Strategy Portfolio

    MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS C)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

        American Funds Moderate Allocation Portfolio
        American Funds Balanced Allocation Portfolio
        American Funds Growth Allocation Portfolio

    MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

    In addition to the portfolios listed above under Met Investors Series
    Trust, the following Class B portfolio is also available under the contract:

        Met/Franklin Templeton Founding Strategy Portfolio

    MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

        SSgA Growth and Income ETF Portfolio
        SSgA Growth ETF Portfolio

In the second paragraph of the "Market Timing" section, replace the list of Monitored Portfolios with the following:

    the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, MFS(R) Emerging Markets Equity, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Pioneer Strategic Income, Russell 2000(R) Index, and Third Avenue Small Cap Value Portfolios

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph following the "Standard Dollar Cost Averaging (DCA)" heading:

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

3. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

4. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the first paragraph under the "Distributor" heading:

    Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

5. APPENDIX A

At the end of APPENDIX A, add the following:

    DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Met Investors Series Trust:
    Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007).

6. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: 800-343-8496
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                              NET
                                                                            ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                           12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------- -------- -------- --------- ----------- ---------
MET INVESTORS SERIES TRUST
   American Funds Bond Portfolio...............    0.00%    0.55%    0.14%    0.39%    1.08%      0.04%      1.04%
   American Funds Growth Portfolio.............    0.00%    0.55%    0.10%    0.35%    1.00%      0.00%      1.00%
   American Funds International Portfolio......    0.00%    0.55%    0.13%    0.54%    1.22%      0.03%      1.19%
   BlackRock High Yield Portfolio..............    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   Clarion Global Real Estate Portfolio........    0.64%    0.25%    0.09%    0.00%    0.98%      0.00%      0.98%
   Goldman Sachs Mid Cap Value Portfolio.......    0.72%    0.25%    0.05%    0.00%    1.02%      0.00%      1.02%
   Harris Oakmark International Portfolio......    0.79%    0.25%    0.05%    0.00%    1.09%      0.00%      1.09%
   Invesco Small Cap Growth Portfolio..........    0.86%    0.25%    0.04%    0.00%    1.15%      0.00%      1.15%
   Janus Forty Portfolio.......................    0.64%    0.25%    0.04%    0.00%    0.93%      0.00%      0.93%
   Lazard Mid Cap Portfolio....................    0.70%    0.25%    0.04%    0.00%    0.99%      0.00%      0.99%
   Legg Mason ClearBridge Aggressive Growth
     Portfolio.................................    0.64%    0.25%    0.03%    0.00%    0.92%      0.00%      0.92%
   Legg Mason Value Equity Portfolio...........    0.64%    0.25%    0.07%    0.00%    0.96%      0.00%      0.96%
   Loomis Sayles Global Markets Portfolio......    0.69%    0.25%    0.07%    0.00%    1.01%      0.00%      1.01%
   Lord Abbett Bond Debenture Portfolio........    0.51%    0.25%    0.04%    0.00%    0.80%      0.00%      0.80%
   Lord Abbett Growth and Income Portfolio.....    0.53%    0.25%    0.03%    0.00%    0.81%      0.00%      0.81%
   Lord Abbett Mid Cap Value Portfolio.........    0.68%    0.25%    0.08%    0.00%    1.01%      0.00%      1.01%
   Met/Eaton Vance Floating Rate Portfolio(1)..    0.61%    0.25%    0.16%    0.00%    1.02%      0.00%      1.02%
   Met/Franklin Mutual Shares Portfolio........    0.80%    0.25%    0.10%    0.00%    1.15%      0.00%      1.15%
   MFS (Reg. TM) Emerging Markets Equity
     Portfolio.................................    0.99%    0.25%    0.18%    0.00%    1.42%      0.00%      1.42%
   MFS (Reg. TM) Research International
     Portfolio.................................    0.71%    0.25%    0.10%    0.00%    1.06%      0.00%      1.06%
   PIMCO Inflation Protected Bond Portfolio....    0.48%    0.25%    0.05%    0.00%    0.78%      0.00%      0.78%
   PIMCO Total Return Portfolio................    0.48%    0.25%    0.04%    0.00%    0.77%      0.00%      0.77%
   Pioneer Fund Portfolio......................    0.66%    0.25%    0.08%    0.00%    0.99%      0.00%      0.99%
   Pioneer Strategic Income Portfolio..........    0.60%    0.15%    0.06%    0.00%    0.81%      0.00%      0.81%
   Rainier Large Cap Equity Portfolio..........    0.67%    0.25%    0.03%    0.00%    0.95%      0.00%      0.95%
   RCM Technology Portfolio....................    0.88%    0.25%    0.08%    0.00%    1.21%      0.00%      1.21%
   T. Rowe Price Mid Cap Growth Portfolio......    0.75%    0.25%    0.04%    0.00%    1.04%      0.00%      1.04%
   Third Avenue Small Cap Value Portfolio......    0.74%    0.25%    0.04%    0.00%    1.03%      0.00%      1.03%
   Turner Mid Cap Growth Portfolio.............    0.79%    0.25%    0.05%    0.00%    1.09%      0.00%      1.09%
   Van Kampen Comstock Portfolio...............    0.61%    0.25%    0.03%    0.00%    0.89%      0.00%      0.89%

                                                                                                              NET
                                                                            ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                           12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------- -------- -------- --------- ----------- ---------

METROPOLITAN SERIES FUND, INC.
   Barclays Capital Aggregate Bond Index
     Portfolio.................................    0.25%    0.30%    0.05%    0.00%    0.60%      0.01%      0.59%
   BlackRock Money Market Portfolio(2)(3)......    0.32%    0.25%    0.02%    0.00%    0.59%      0.01%      0.58%
   Davis Venture Value Portfolio...............    0.71%    0.15%    0.03%    0.00%    0.89%      0.05%      0.84%
   Jennison Growth Portfolio...................    0.62%    0.25%    0.04%    0.00%    0.91%      0.04%      0.87%
   Met/Artisan Mid Cap Value Portfolio(4)......    0.82%    0.25%    0.05%    0.00%    1.12%      0.00%      1.12%
   Met/Dimensional International Small Company
     Portfolio.................................    0.81%    0.25%    0.19%    0.00%    1.25%      0.00%      1.25%
   MetLife Mid Cap Stock Index Portfolio.......    0.25%    0.30%    0.10%    0.01%    0.66%      0.01%      0.65%
   MetLife Stock Index Portfolio...............    0.25%    0.25%    0.03%    0.00%    0.53%      0.01%      0.52%
   Morgan Stanley EAFE (Reg. TM) Index
     Portfolio.................................    0.30%    0.30%    0.14%    0.01%    0.75%      0.01%      0.74%
   Russell 2000 (Reg. TM) Index Portfolio......    0.25%    0.30%    0.10%    0.00%    0.65%      0.01%      0.64%
   Western Asset Management U.S. Government
     Portfolio.................................    0.48%    0.25%    0.04%    0.00%    0.77%      0.01%      0.76%

MET INVESTORS SERIES TRUST - METLIFE ASSET
  ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio(5).....    0.07%    0.25%    0.03%    0.56%    0.91%      0.00%      0.91%
   MetLife Moderate Strategy Portfolio(5)......    0.07%    0.25%    0.00%    0.65%    0.97%      0.00%      0.97%
   MetLife Balanced Strategy Portfolio(5)......    0.06%    0.25%    0.00%    0.66%    0.97%      0.00%      0.97%
   MetLife Growth Strategy Portfolio(5)........    0.06%    0.25%    0.00%    0.73%    1.04%      0.00%      1.04%
   MetLife Aggressive Strategy Portfolio(5)....    0.10%    0.25%    0.02%    0.73%    1.10%      0.02%      1.08%

MET INVESTORS SERIES TRUST - AMERICAN FUNDS
  ASSET ALLOCATION PORTFOLIOS
   American Funds Moderate Allocation
     Portfolio(4)(6)...........................    0.09%    0.55%    0.03%    0.39%    1.06%      0.02%      1.04%
   American Funds Balanced Allocation
     Portfolio(4)(6)...........................    0.08%    0.55%    0.02%    0.39%    1.04%      0.00%      1.04%
   American Funds Growth Allocation
     Portfolio(4)(6)...........................    0.08%    0.55%    0.02%    0.38%    1.03%      0.00%      1.03%

MET INVESTORS SERIES TRUST - FRANKLIN
  TEMPLETON ASSET ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding Strategy
     Portfolio(7)..............................    0.05%    0.25%    0.03%    0.84%    1.17%      0.03%      1.14%

MET INVESTORS SERIES TRUST - SSGA ETF
  PORTFOLIOS
   SSgA Growth and Income ETF Portfolio(8).....    0.33%    0.25%    0.07%    0.21%    0.86%      0.03%      0.83%
   SSgA Growth ETF Portfolio(8)................    0.33%    0.25%    0.10%    0.22%    0.90%      0.03%      0.87%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.

(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2010.

(2) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(3) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

(4) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(8) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

    AMERICAN FUNDS BOND PORTFOLIO (CLASS C)

    SUBADVISER: Capital Research and Management Company

    INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.

    AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)

    SUBADVISER: Capital Research and Management Company

    INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.

    AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)

    SUBADVISER: Capital Research and Management Company

    INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.

    BLACKROCK HIGH YIELD PORTFOLIO

    SUBADVISER: BlackRock Financial Management, Inc.

    INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

    CLARION GLOBAL REAL ESTATE PORTFOLIO

    SUBADVISER: ING Clarion Real Estate Securities LLC

    INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

    GOLDMAN SACHS MID CAP VALUE PORTFOLIO

    SUBADVISER: Goldman Sachs Asset Management, L.P.

    INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

    HARRIS OAKMARK INTERNATIONAL PORTFOLIO

    SUBADVISER: Harris Associates L.P.

    INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

    INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/AIM Small Cap Growth Portfolio)

    SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management, Inc.)

    INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

    JANUS FORTY PORTFOLIO

    SUBADVISER: Janus Capital Management LLC

    INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

    LAZARD MID CAP PORTFOLIO

    SUBADVISER: Lazard Asset Management LLC

    INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

    LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)

    SUBADVISER: ClearBridge Advisors, LLC

    INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

    LEGG MASON VALUE EQUITY PORTFOLIO

    SUBADVISER: Legg Mason Capital Management, Inc.

    INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

    LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

    SUBADVISER: Loomis, Sayles & Company, L.P.

    INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

    LORD ABBETT BOND DEBENTURE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

    LORD ABBETT MID CAP VALUE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

    MET/EATON VANCE FLOATING RATE PORTFOLIO

    SUBADVISER: Eaton Vance Management

    INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

    MET/FRANKLIN MUTUAL SHARES PORTFOLIO

    SUBADVISER: Franklin Mutual Advisers, LLC

    INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

    MFS (REG. TM) EMERGING MARKETS EQUITY PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.

    MFS (REG. TM) RESEARCH INTERNATIONAL PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

    PIMCO INFLATION PROTECTED BOND PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

    PIMCO TOTAL RETURN PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

    PIONEER FUND PORTFOLIO

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

    PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

    RAINIER LARGE CAP EQUITY PORTFOLIO

    SUBADVISER: Rainier Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

    RCM TECHNOLOGY PORTFOLIO

    SUBADVISER: RCM Capital Management LLC

    INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

    T. ROWE PRICE MID CAP GROWTH PORTFOLIO

    SUBADVISER: T. Rowe Price Associates, Inc.

    INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

    THIRD AVENUE SMALL CAP VALUE PORTFOLIO

    SUBADVISER: Third Avenue Management LLC

    INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

    TURNER MID CAP GROWTH PORTFOLIO

    SUBADVISER: Turner Investment Partners, Inc.

    INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

    VAN KAMPEN COMSTOCK PORTFOLIO

    SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

    INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

    BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

    BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

    An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

    During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

    DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

    SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

    INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

    JENNISON GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: Jennison Associates LLC

    INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

    MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

    SUBADVISER: Artisan Partners Limited Partnership

    INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

    MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

    SUBADVISER: Dimensional Fund Advisors LP

    INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

    METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.

    METLIFE STOCK INDEX PORTFOLIO (CLASS B)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.

    MORGAN STANLEY EAFE (REG. TM) INDEX PORTFOLIO (CLASS G)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE (Reg. TM) Index.

    RUSSELL 2000 (REG. TM) INDEX PORTFOLIO (CLASS G)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the return of the Russell 2000 (Reg. TM) Index.

    WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

    SUBADVISER: Western Asset Management Company

    INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

    METLIFE DEFENSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

    METLIFE MODERATE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

    METLIFE BALANCED STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    METLIFE GROWTH STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

    METLIFE AGGRESSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

    AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

    AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

    MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy
    Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

    SSGA GROWTH AND INCOME ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

    SSGA GROWTH ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
              PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

1. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

    * We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the Lord Abbett Growth and Income Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).

2. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

                                                                 SUPP-MOCAAA510

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust - Gallatin Asset Allocation Portfolios (Class B)" with the following:

    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

    AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a mutual fund with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

        Invesco V.I. International Growth Fund (formerly AIM V.I. International
          Growth Fund)

    FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

    Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:

        Equity-Income Portfolio

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

    Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following portfolio is available under the contract:

        Templeton Foreign Securities Fund

    MET INVESTORS SERIES TRUST (CLASS B)

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

        Clarion Global Real Estate Portfolio
        Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth
          Portfolio)
        Lazard Mid Cap Portfolio

        Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
          Partners Aggressive Growth Portfolio)
        Legg Mason Value Equity Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        Lord Abbett Mid Cap Value Portfolio
        MFS(R) Emerging Markets Equity Portfolio
        MFS(R) Research International Portfolio
        Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap
          Growth Portfolio)
        Oppenheimer Capital Appreciation Portfolio
        PIMCO Total Return Portfolio
        Pioneer Fund Portfolio
        T. Rowe Price Mid Cap Growth Portfolio
        Third Avenue Small Cap Value Portfolio
        Van Kampen Comstock Portfolio

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        Artio International Stock Portfolio (Class B)
        BlackRock Bond Income Portfolio (Class B)
        BlackRock Legacy Large Cap Growth Portfolio (Class A)
        BlackRock Money Market Portfolio (Class B)
        Davis Venture Value Portfolio (Class E)
        Jennison Growth Portfolio (Class B)
        Loomis Sayles Small Cap Growth Portfolio (Class B)
        MetLife Stock Index Portfolio (Class B)
        Neuberger Berman Genesis Portfolio (Class B) (formerly BlackRock
          Strategic Value Portfolio)
        T. Rowe Price Large Cap Growth Portfolio (Class B)
        T. Rowe Price Small Cap Growth Portfolio (Class B)
        Western Asset Management Strategic Bond Opportunities Portfolio
          (Class B)

    PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

    PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

        High Yield Portfolio
        Low Duration Portfolio

    PUTNAM VARIABLE TRUST (CLASS IB)

    Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

        Putnam VT Vista Fund

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

        MetLife Defensive Strategy Portfolio
        MetLife Moderate Strategy Portfolio
        MetLife Balanced Strategy Portfolio
        MetLife Growth Strategy Portfolio
        MetLife Aggressive Strategy Portfolio

    MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS C)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

        American Funds Moderate Allocation Portfolio
        American Funds Balanced Allocation Portfolio
        American Funds Growth Allocation Portfolio

    MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

        SSgA Growth and Income ETF Portfolio
        SSgA Growth ETF Portfolio

In the second paragraph of the "Market Timing" section, replace the list of Monitored Portfolios with the following:

    the Invesco V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Artio International Stock Portfolio, Loomis Sayles Small Cap Growth Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO VIT High Yield Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph following the "Standard Dollar Cost Averaging (DCA)" heading:

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

5. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the first paragraph under the "Distributor" heading:

    Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

6. APPENDIX A

At the end of APPENDIX A, in the "Discontinued Investment Portfolios" section, change the name of the AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I) to "AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I)."

Add the following to the end of the "Discontinued Investment Portfolios" section:

    Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS(R) Growth and Income Portfolio (Administrative Class) was liquidated.

    Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (888) 562-2027
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                     NET
                                                                   ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                  12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                       MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                          FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                       ---------- ------- -------- -------- --------- ----------- ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
   Invesco V.I. International Growth
     Fund.............................    0.71%    0.25%    0.33%    0.02%    1.31%      0.00%      1.31%

FIDELITY VARIABLE INSURANCE PRODUCTS
   Equity-Income Portfolio............    0.46%    0.25%    0.12%    0.00%    0.83%      0.00%      0.83%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
   Templeton Foreign Securities
     Fund.............................    0.64%    0.25%    0.15%    0.02%    1.06%      0.01%      1.05%

MET INVESTORS SERIES TRUST
   Clarion Global Real Estate
     Portfolio........................    0.64%    0.25%    0.09%    0.00%    0.98%      0.00%      0.98%
   Invesco Small Cap Growth
     Portfolio........................    0.86%    0.25%    0.04%    0.00%    1.15%      0.00%      1.15%
   Lazard Mid Cap Portfolio...........    0.70%    0.25%    0.04%    0.00%    0.99%      0.00%      0.99%
   Legg Mason ClearBridge
     Aggressive Growth Portfolio......    0.64%    0.25%    0.03%    0.00%    0.92%      0.00%      0.92%
   Legg Mason Value Equity
     Portfolio........................    0.64%    0.25%    0.07%    0.00%    0.96%      0.00%      0.96%
   Lord Abbett Bond Debenture
     Portfolio........................    0.51%    0.25%    0.04%    0.00%    0.80%      0.00%      0.80%
   Lord Abbett Growth and Income
     Portfolio........................    0.53%    0.25%    0.03%    0.00%    0.81%      0.00%      0.81%
   Lord Abbett Mid Cap Value
     Portfolio........................    0.68%    0.25%    0.08%    0.00%    1.01%      0.00%      1.01%
   MFS (Reg. TM) Emerging
     Markets Equity Portfolio.........    0.99%    0.25%    0.18%    0.00%    1.42%      0.00%      1.42%
   MFS (Reg. TM) Research
     International Portfolio..........    0.71%    0.25%    0.10%    0.00%    1.06%      0.00%      1.06%
   Morgan Stanley Mid Cap Growth
     Portfolio........................    0.70%    0.25%    0.20%    0.00%    1.15%      0.00%      1.15%
   Oppenheimer Capital Appreciation
     Portfolio........................    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   PIMCO Total Return Portfolio.......    0.48%    0.25%    0.04%    0.00%    0.77%      0.00%      0.77%
   Pioneer Fund Portfolio.............    0.66%    0.25%    0.08%    0.00%    0.99%      0.00%      0.99%
   T. Rowe Price Mid Cap Growth
     Portfolio........................    0.75%    0.25%    0.04%    0.00%    1.04%      0.00%      1.04%
   Third Avenue Small Cap Value
     Portfolio........................    0.74%    0.25%    0.04%    0.00%    1.03%      0.00%      1.03%
   Van Kampen Comstock
     Portfolio........................    0.61%    0.25%    0.03%    0.00%    0.89%      0.00%      0.89%

METROPOLITAN SERIES FUND, INC.
   Artio International Stock
     Portfolio........................    0.83%    0.25%    0.13%    0.03%    1.24%      0.03%      1.21%
   BlackRock Bond Income
     Portfolio........................    0.38%    0.25%    0.05%    0.00%    0.68%      0.03%      0.65%
   BlackRock Legacy Large Cap
     Growth Portfolio.................    0.73%    0.00%    0.10%    0.00%    0.83%      0.01%      0.82%
   BlackRock Money Market
     Portfolio(1)(2)..................    0.32%    0.25%    0.02%    0.00%    0.59%      0.01%      0.58%
   Davis Venture Value Portfolio......    0.71%    0.15%    0.03%    0.00%    0.89%      0.05%      0.84%
   Jennison Growth Portfolio..........    0.62%    0.25%    0.04%    0.00%    0.91%      0.04%      0.87%
   Loomis Sayles Small Cap Growth
     Portfolio........................    0.90%    0.25%    0.45%    0.00%    1.60%      0.05%      1.55%
   MetLife Stock Index Portfolio......    0.25%    0.25%    0.03%    0.00%    0.53%      0.01%      0.52%
   Neuberger Berman Genesis
     Portfolio........................    0.85%    0.25%    0.09%    0.00%    1.19%      0.03%      1.16%
   T. Rowe Price Large Cap Growth
     Portfolio........................    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   T. Rowe Price Small Cap Growth
     Portfolio........................    0.51%    0.25%    0.11%    0.00%    0.87%      0.00%      0.87%
   Western Asset Management
     Strategic Bond Opportunities
     Portfolio........................    0.62%    0.25%    0.07%    0.00%    0.94%      0.04%      0.90%

                                                                                              NET
                                                            ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                           12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                   FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                ---------- ------- -------- -------- --------- ----------- ---------

PIMCO VARIABLE INSURANCE TRUST
   High Yield Portfolio........    0.60%    0.00%    0.16%    0.00%    0.76%      0.00%      0.76%
   Low Duration Portfolio......    0.50%    0.00%    0.17%    0.00%    0.67%      0.00%      0.67%

PUTNAM VARIABLE TRUST
   Putnam VT Vista Fund(3).....    0.59%    0.25%    0.20%    0.01%    1.05%      0.00%      1.05%

                                                                                    12B-1/
                                                                         MANAGEMENT SERVICE OTHER
                                                                          EXPENSES   FEES   FEES
                                                                         ---------- ------- -----
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio(4)..............................    0.07%    0.25%  0.03%
   MetLife Moderate Strategy Portfolio(4)...............................    0.07%    0.25%  0.00%
   MetLife Balanced Strategy Portfolio(4)...............................    0.06%    0.25%  0.00%
   MetLife Growth Strategy Portfolio(4).................................    0.06%    0.25%  0.00%
   MetLife Aggressive Strategy Portfolio(4).............................    0.10%    0.25%  0.02%

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
   American Funds Moderate Allocation Portfolio(5)(6)...................    0.09%    0.55%  0.03%
   American Funds Balanced Allocation Portfolio(5)(6)...................    0.08%    0.55%  0.02%
   American Funds Growth Allocation Portfolio(5)(6).....................    0.08%    0.55%  0.02%

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF Portfolio(7)..............................    0.33%    0.25%  0.07%
   SSgA Growth ETF Portfolio(7).........................................    0.33%    0.25%  0.10%

                                                                                                  NET
                                                                                                 TOTAL
                                                                                                ANNUAL
                                                                                               PORTFOLIO
                                                                                               EXPENSES
                                                               ACQUIRED   TOTAL   CONTRACTUAL  INCLUDING
                                                                 FUND    ANNUAL     EXPENSE   EXPENSES OF
                                                               FEES AND PORTFOLIO SUBSIDY OR  UNDERLYING
                                                               EXPENSES EXPENSES   DEFERRAL   PORTFOLIOS
                                                               -------- --------- ----------- -----------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy Portfolio(4)....................   0.56%    0.91%      0.00%       0.91%
   MetLife Moderate Strategy Portfolio(4).....................   0.65%    0.97%      0.00%       0.97%
   MetLife Balanced Strategy Portfolio(4).....................   0.66%    0.97%      0.00%       0.97%
   MetLife Growth Strategy Portfolio(4).......................   0.73%    1.04%      0.00%       1.04%
   MetLife Aggressive Strategy Portfolio(4)...................   0.73%    1.10%      0.02%       1.08%

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION
  PORTFOLIOS
   American Funds Moderate Allocation Portfolio(5)(6).........   0.39%    1.06%      0.02%       1.04%
   American Funds Balanced Allocation Portfolio(5)(6).........   0.39%    1.04%      0.00%       1.04%
   American Funds Growth Allocation Portfolio(5)(6)...........   0.38%    1.03%      0.00%       1.03%

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS
   SSgA Growth and Income ETF Portfolio(7)....................   0.21%    0.86%      0.03%       0.83%
   SSgA Growth ETF Portfolio(7)...............................   0.22%    0.90%      0.03%       0.87%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.

(1) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(2) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

(3) Total annual operating expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(4) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(6) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

(7) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a mutual fund with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

    INVESCO V.I. INTERNATIONAL GROWTH FUND (formerly AIM V.I. International Growth Fund)

    INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

    EQUITY-INCOME PORTFOLIO

    SUBADVISERS: FMR Co., Inc.

    INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500 (Reg.
    TM)).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:

    TEMPLETON FOREIGN SECURITIES FUND

    INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

    CLARION GLOBAL REAL ESTATE PORTFOLIO

    SUBADVISER: ING Clarion Real Estate Securities LLC

    INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

    INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/ AIM Small Cap Growth Portfolio)

    SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management, Inc.)

    INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

    LAZARD MID CAP PORTFOLIO

    SUBADVISER: Lazard Asset Management LLC

    INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

    LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Partners Aggressive Growth Portfolio)

    SUBADVISER: ClearBridge Advisors, LLC

    INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

    LEGG MASON VALUE EQUITY PORTFOLIO

    SUBADVISER: Legg Mason Capital Management, Inc.

    INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

    LORD ABBETT BOND DEBENTURE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

    LORD ABBETT MID CAP VALUE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

    MFS (REG. TM) EMERGING MARKETS EQUITY PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.

    MFS (REG. TM) RESEARCH INTERNATIONAL PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

    MORGAN STANLEY MID CAP GROWTH PORTFOLIO (formerly Van Kampen Mid Cap Growth Portfolio)

    SUBADVISER: Morgan Stanley Investment Management Inc.

    INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

    OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

    SUBADVISER: OppenheimerFunds, Inc.

    INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

    PIMCO TOTAL RETURN PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

    PIONEER FUND PORTFOLIO

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

    T. ROWE PRICE MID CAP GROWTH PORTFOLIO

    SUBADVISER: T. Rowe Price Associates, Inc.

    INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

    THIRD AVENUE SMALL CAP VALUE PORTFOLIO

    SUBADVISER: Third Avenue Management LLC

    INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

    VAN KAMPEN COMSTOCK PORTFOLIO

    SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

    INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

    ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B)

    SUBADVISER: Artio Global Management, LLC

    INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.

    BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

    BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

    BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

    An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

    During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

    DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

    SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

    INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

    JENNISON GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: Jennison Associates LLC

    INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

    LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: Loomis, Sayles & Company, L.P.

    INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

    METLIFE STOCK INDEX PORTFOLIO (CLASS B)

    SUBADVISER: MetLife Investment Advisors Company, LLC

    INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.

    NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B) (formerly BlackRock Strategic Value Portfolio)

    SUBADVISER: Neuberger Berman Management LLC (formerly BlackRock Advisors,
    LLC)

    INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks a high total return, consisting principally of capital appreciation.

    T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: T. Rowe Price Associates, Inc.

    INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

    T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: T. Rowe Price Associates, Inc.

    INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

    WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)

    SUBADVISER: Western Asset Management Company

    INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

    HIGH YIELD PORTFOLIO

    INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

    LOW DURATION PORTFOLIO

    INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

    PUTNAM VT VISTA FUND

    INVESTMENT OBJECTIVE: The Putnam VT Vista Fund seeks capital appreciation.

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

    METLIFE DEFENSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

    METLIFE MODERATE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

    METLIFE BALANCED STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    METLIFE GROWTH STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

    METLIFE AGGRESSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

    AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

    AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

    INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

    SSGA GROWTH AND INCOME ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

    SSGA GROWTH ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

    * We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the Lord Abbett Growth and Income Portfolio (Class B).

2. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

                                                                 SUPP-MOCAAB510

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

    AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

    American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

        American Funds Global Growth Fund
        American Funds Global Small Capitalization Fund
        American Funds Growth Fund

    MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

        BlackRock High Yield Portfolio
        BlackRock Large Cap Core Portfolio
        Clarion Global Real Estate Portfolio
        Dreman Small Cap Value Portfolio
        Lazard Mid Cap Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        Lord Abbett Mid Cap Value Portfolio
        Met/Franklin Mutual Shares Portfolio
        Met/Templeton Growth Portfolio
        MFS(R) Emerging Markets Equity Portfolio
        MFS(R) Research International Portfolio
        Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap
          Growth Portfolio)
        Oppenheimer Capital Appreciation Portfolio
        PIMCO Inflation Protected Bond Portfolio
        PIMCO Total Return Portfolio
        Pioneer Fund Portfolio (Class A)
        Pioneer Strategic Income Portfolio (Class A)
        Van Kampen Comstock Portfolio

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        BlackRock Bond Income Portfolio (Class B)
        BlackRock Legacy Large Cap Growth Portfolio (Class A)
        BlackRock Money Market Portfolio (Class B)
        Davis Venture Value Portfolio (Class E)
        Loomis Sayles Small Cap Growth Portfolio (Class B)
        Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
        MFS(R) Value Portfolio (Class B)
        Oppenheimer Global Equity Portfolio (Class B)

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

        MetLife Defensive Strategy Portfolio
        MetLife Moderate Strategy Portfolio
        MetLife Balanced Strategy Portfolio
        MetLife Growth Strategy Portfolio
        MetLife Aggressive Strategy Portfolio

    MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

    In addition to the portfolios listed above under Met Investors Series
    Trust, the following Class B portfolio is also available under the contract:

        Met/Franklin Templeton Founding Strategy Portfolio

    MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

        SSgA Growth and Income ETF Portfolio
        SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph following the "Standard Dollar Cost Averaging (DCA)" heading:

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

5. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the first paragraph under the "Distributor" heading:

    Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

6. APPENDIX A

At the end of APPENDIX A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

    DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance
    Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) and Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); (c) Met Investors Series
    Trust: T. Rowe Price Mid Cap Growth

    Portfolio (closed effective May 1, 2003), for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), and Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB):
    Putnam VT Equity Income Fund (closed effective April 28, 2008).

Add the following to the end of the "Discontinued Investment Portfolios" section:

    Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 709-2811
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                  NET
                                                                ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                               12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                    MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                       FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                    ---------- ------- -------- -------- --------- ----------- ---------
AMERICAN FUNDS INSURANCE SERIES
  (REG. TM)
   American Funds Global Growth
     Fund..........................    0.54%    0.25%    0.03%    0.00%    0.82%      0.00%      0.82%
   American Funds Global Small
     Capitalization Fund...........    0.72%    0.25%    0.04%    0.00%    1.01%      0.00%      1.01%
   American Funds Growth Fund......    0.33%    0.25%    0.02%    0.00%    0.60%      0.00%      0.60%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio.....................    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   BlackRock Large Cap Core
     Portfolio.....................    0.59%    0.25%    0.06%    0.00%    0.90%      0.00%      0.90%
   Clarion Global Real Estate
     Portfolio.....................    0.64%    0.25%    0.09%    0.00%    0.98%      0.00%      0.98%
   Dreman Small Cap Value
     Portfolio.....................    0.79%    0.25%    0.10%    0.00%    1.14%      0.00%      1.14%
   Lazard Mid Cap Portfolio........    0.70%    0.25%    0.04%    0.00%    0.99%      0.00%      0.99%
   Lord Abbett Bond Debenture
     Portfolio.....................    0.51%    0.25%    0.04%    0.00%    0.80%      0.00%      0.80%
   Lord Abbett Growth and Income
     Portfolio.....................    0.53%    0.25%    0.03%    0.00%    0.81%      0.00%      0.81%
   Lord Abbett Mid Cap Value
     Portfolio.....................    0.68%    0.25%    0.08%    0.00%    1.01%      0.00%      1.01%
   Met/Franklin Mutual Shares
     Portfolio.....................    0.80%    0.25%    0.10%    0.00%    1.15%      0.00%      1.15%
   Met/Templeton Growth
     Portfolio.....................    0.69%    0.25%    0.18%    0.00%    1.12%      0.07%      1.05%
   MFS (Reg. TM) Emerging
     Markets Equity Portfolio......    0.99%    0.25%    0.18%    0.00%    1.42%      0.00%      1.42%
   MFS (Reg. TM) Research
     International Portfolio.......    0.71%    0.25%    0.10%    0.00%    1.06%      0.00%      1.06%
   Morgan Stanley Mid Cap Growth
     Portfolio.....................    0.70%    0.25%    0.20%    0.00%    1.15%      0.00%      1.15%
   Oppenheimer Capital
     Appreciation Portfolio........    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   PIMCO Inflation Protected Bond
     Portfolio.....................    0.48%    0.25%    0.05%    0.00%    0.78%      0.00%      0.78%
   PIMCO Total Return Portfolio....    0.48%    0.25%    0.04%    0.00%    0.77%      0.00%      0.77%
   Pioneer Fund Portfolio..........    0.66%    0.00%    0.08%    0.00%    0.74%      0.00%      0.74%
   Pioneer Strategic Income
     Portfolio.....................    0.60%    0.00%    0.06%    0.00%    0.66%      0.00%      0.66%
   Van Kampen Comstock
     Portfolio.....................    0.61%    0.25%    0.03%    0.00%    0.89%      0.00%      0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income
     Portfolio.....................    0.38%    0.25%    0.05%    0.00%    0.68%      0.03%      0.65%
   BlackRock Legacy Large Cap
     Growth Portfolio..............    0.73%    0.00%    0.10%    0.00%    0.83%      0.01%      0.82%
   BlackRock Money Market
     Portfolio(1)(2)...............    0.32%    0.25%    0.02%    0.00%    0.59%      0.01%      0.58%
   Davis Venture Value Portfolio...    0.71%    0.15%    0.03%    0.00%    0.89%      0.05%      0.84%
   Loomis Sayles Small Cap Growth
     Portfolio.....................    0.90%    0.25%    0.45%    0.00%    1.60%      0.05%      1.55%
   Met/Dimensional International
     Small Company Portfolio.......    0.81%    0.25%    0.19%    0.00%    1.25%      0.00%      1.25%
   MFS (Reg. TM) Total Return
     Portfolio.....................    0.54%    0.25%    0.06%    0.00%    0.85%      0.00%      0.85%
   MFS (Reg. TM) Value
     Portfolio.....................    0.71%    0.25%    0.03%    0.00%    0.99%      0.08%      0.91%
   Oppenheimer Global Equity
     Portfolio.....................    0.53%    0.25%    0.11%    0.00%    0.89%      0.00%      0.89%

                                                                                                    NET
                                                                  ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                 12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                      MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                         FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                      ---------- ------- -------- -------- --------- ----------- ---------

MET INVESTORS SERIES TRUST - METLIFE
  ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
     Portfolio(3)....................    0.07%    0.25%    0.03%    0.56%    0.91%      0.00%      0.91%
   MetLife Moderate Strategy
     Portfolio(3)....................    0.07%    0.25%    0.00%    0.65%    0.97%      0.00%      0.97%
   MetLife Balanced Strategy
     Portfolio(3)....................    0.06%    0.25%    0.00%    0.66%    0.97%      0.00%      0.97%
   MetLife Growth Strategy
     Portfolio(3)....................    0.06%    0.25%    0.00%    0.73%    1.04%      0.00%      1.04%
   MetLife Aggressive Strategy
     Portfolio(3)....................    0.10%    0.25%    0.02%    0.73%    1.10%      0.02%      1.08%

MET INVESTORS SERIES TRUST -
  FRANKLIN TEMPLETON ASSET
  ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding
     Strategy Portfolio(4)...........    0.05%    0.25%    0.03%    0.84%    1.17%      0.03%      1.14%

MET INVESTORS SERIES TRUST - SSGA
  ETF PORTFOLIOS
   SSgA Growth and Income ETF
     Portfolio(5)....................    0.33%    0.25%    0.07%    0.21%    0.86%      0.03%      0.83%
   SSgA Growth ETF Portfolio(5)......    0.33%    0.25%    0.10%    0.22%    0.90%      0.03%      0.87%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2009.

(1) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(2) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

(3) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(4) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(5) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

AMERICAN FUNDS INSURANCE SERIES (REG. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

    AMERICAN FUNDS GLOBAL GROWTH FUND

    INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

    INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

    AMERICAN FUNDS GROWTH FUND

    INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:

    BLACKROCK HIGH YIELD PORTFOLIO

    SUBADVISER: BlackRock Financial Management, Inc.

    INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

    BLACKROCK LARGE CAP CORE PORTFOLIO

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

    CLARION GLOBAL REAL ESTATE PORTFOLIO

    SUBADVISER: ING Clarion Real Estate Securities LLC

    INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

    DREMAN SMALL CAP VALUE PORTFOLIO

    SUBADVISER: Dreman Value Management, LLC

    INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

    LAZARD MID CAP PORTFOLIO

    SUBADVISER: Lazard Asset Management LLC

    INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

    LORD ABBETT BOND DEBENTURE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

    LORD ABBETT MID CAP VALUE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

    MET/FRANKLIN MUTUAL SHARES PORTFOLIO

    SUBADVISER: Franklin Mutual Advisers, LLC

    INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

    MET/TEMPLETON GROWTH PORTFOLIO

    SUBADVISER: Templeton Global Advisors Limited

    INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

    MFS (REG. TM) EMERGING MARKETS EQUITY PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.

    MFS (REG. TM) RESEARCH INTERNATIONAL PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

    MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B) (formerly Van Kampen Mid Cap Growth Portfolio)

    SUBADVISER: Morgan Stanley Investment Management Inc.

    INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

    OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

    SUBADVISER: OppenheimerFunds, Inc.

    INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

    PIMCO INFLATION PROTECTED BOND PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

    PIMCO TOTAL RETURN PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

    PIONEER FUND PORTFOLIO (CLASS A)

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

    PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

    VAN KAMPEN COMSTOCK PORTFOLIO

    SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

    INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

    BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

    BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

    BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

    An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

    During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

    DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

    SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

    INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

    LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: Loomis, Sayles & Company, L.P.

    INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

    MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

    SUBADVISER: Dimensional Fund Advisors LP

    INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

    MFS (REG. TM) TOTAL RETURN PORTFOLIO (CLASS B)

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

    MFS (REG. TM) VALUE PORTFOLIO (CLASS B)

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.

    OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

    SUBADVISER: OppenheimerFunds, Inc.

    INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

    METLIFE DEFENSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital a secondary objective.

    METLIFE MODERATE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

    METLIFE BALANCED STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    METLIFE GROWTH STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

    METLIFE AGGRESSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

    MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

    SSGA GROWTH AND INCOME ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

    SSGA GROWTH ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.